10. Finance Lease Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of finance lease receivables
	December 31,	December 31,
	2017	2016
Minimum lease payments receivable	$119,475	$113,574
Less: amounts representing interest	(57,437)	(52,205)
Present value of total minimum capital lease payments receivable (at rates range from 5% to 17.25%)	62,038	61,369
Less: impairment	(52,263)	(26,021)
Net finance lease receivables	$9,775	$35,348
Current	$3,816	$9,140
Noncurrent	5,959	26,208

Schedule of future maturities of minimum lease payments receivable
2018	$21,383
2019	9,331
2020	8,966
2021	8,879
2022	8,506
Thereafter	62,410
$119,475